SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Project Assets and Investments) (Narrative) (Details)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Project assets [Line Items]
Property, plant and equipment	$ 491,255,212	$ 630,462,070
Deferred project costs	$ 16,374,899	$ 20,874,446
Romania [Member]
Project assets [Line Items]
Number of project assets | item	2
Property, plant and equipment	$ 27,127,591